CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets:
Cash, cash equivalents and restricted cash	$ 7,253	$ 7,621
Receivables:
Commission receivable	9,652	8,220
Due from clearing broker	941	631
Other	1,341	1,587
Property and equipment, net	672	974
Right of use asset	3,883	4,332
Intangible assets, net	1,146	1,580
Goodwill	39,839	39,839
Other assets	2,236	2,626
TOTAL ASSETS	66,963	67,410
Liabilities:
Accounts payable, accrued expenses and other liabilities	10,242	9,082
Commissions payable	10,816	10,676
Operating lease liability	3,963	4,381
Notes payable, net of unamortized debt issuance costs of $645,382 and $748,643 as of December 31, 2024 and 2023, respectively	19,142	20,822
Promissory notes-affiliates	5,313	12,177
Due to members		5,169
TOTAL LIABILITIES	49,476	62,307
Stockholders' Equity and Members' Equity:
Additional paid-in-capital	23,381
Accumulated deficit	(22,158)
Members' Equity attributed to Legacy Wentworth Management Services LLC		5,103
Total Stockholders' Equity, Mezzanine Equity and Members' Equity Attributable to Wentworth Management Services LLC	17,487	5,103
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY	66,963	$ 67,410
Series A Redeemable Convertible Preferred Stock
Mezzanine Equity:
Redeemable Series A Convertible Preferred Stock, par value $0.0001, 2,000,000 shares authorized, 1,536,400 shares outstanding at September 30, 2024	14,764
Series B Convertible Preferred Stock
Stockholders' Equity and Members' Equity:
Series B Convertible Preferred Stock, par value $0.0001, 500,000 shares authorized, 150,000 shares outstanding at September 30, 2024	$ 1,500